UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-263-5593

Date of fiscal year end:  12/31/2014

Date of reporting period: 6/30/2014

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Foundry Partners, LLC Funds, a series of funds that are part of the 360 Funds, for the period ended June 30, 2014 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

FOUNDRY PARTNERS, LLC FUNDS

Foundry Micro Cap Value Fund
Class I Shares (Ticker Symbol: FMCIX)

Foundry Small Cap Value Fund
Class I Shares (Ticker Symbol: FSVIX)

A series of the
360 Funds

SEMI-ANNUAL REPORT
June 30, 2014

Investment Adviser:

Foundry Partners, LLC
510 First Avenue North,
Suite 409
Minneapolis, MN 55403

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULE OF INVESTMENTS	3
STATEMENT OF ASSETS AND LIABILITIES	10
STATEMENT OF OPERATIONS	12
STATEMENT OF CHANGES IN NET ASSETS	14
FINANCIAL HIGHLIGHTS	16
NOTES TO FINANCIAL STATEMENTS	18
ADDITIONAL INFORMATION	24
INFORMATION ABOUT YOUR FUND'S EXPENSES	25
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT	27

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT

Foundry Micro Cap Value Fund
INVESTMENT HIGHLIGHTS
June 30, 2014 (Unaudited)

The investment objective of the Foundry Micro Cap Value Fund (the “Micro Cap Fund”) is capital appreciation.  To meet the investment objective of this Fund, the Fund will invest at least 80% of its assets in equity securities of micro cap companies.  Micro cap companies are those companies contained within the Russell Microcap® Value Index, or companies with similar size characteristics.  Equity securities consist of common stock and securities convertible into common stock.

As of December 31, 2013, the median market capitalization of companies included in the Russell Microcap Value Index was approximately $238 million; the average market capitalization for companies contained within the Russell Microcap Value Index was approximately $459 million; and the largest stock in the index had a market capitalization of $1.998 billion.

The Micro Cap Fund seeks to provide broad exposure to micro cap domestic equity securities and seeks to outperform the Russell 2000® Value Index after fees over a long-term investment horizon.  The Adviser seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales).  The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk.  The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis, which may include a review of assets, earnings, sales, products, markets, and management, among other indicators. Ideally, after filtering out companies that do not meet the Adviser’s criteria above, the Adviser looks for companies that have a positive catalyst, (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a sell discipline and may consider selling a security when: it becomes fully valued in the Adviser’s opinion or less attractive to the Adviser; one of the Fund’s holdings has performed well and reached or approached the Adviser’s price target; a company fails to pass the Adviser’s investment screens; or there is deterioration in a company’s fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which typically include: maintaining minimum and maximum sector weightings relative to the Russell Microcap Value Index; monitoring risk statistics relative to the Russell Microcap Value Index; and, monitoring trade volume.

The percentages in the above graph are based on the portfolio holdings of the Fund as of June 30, 2014 and are subject to change.  For a detailed break-out of holdings by industry, please refer to the Schedules of Investments.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT

Foundry Small Cap Value Fund
INVESTMENT HIGHLIGHTS
June 30, 2014 (Unaudited)

The investment objective of the Foundry Small Cap Value Fund (the “Small Cap Fund”) is capital appreciation.  The Fund plans to meet its investment objective by investing at least 80% of its assets in the equity securities of small cap companies.  Small cap companies are defined as those companies included in the Russell 2000® Value Index and companies with similar market capitalizations.  Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding.  Equity securities consist of common stock and securities convertible into common stock.

As of December 31, 2013, the median market capitalization of companies included in the Russell 2000 Value Index was approximately $616 million; the average market capitalization for companies contained within the Russell 2000 Value Index was approximately $1.542 billion; and the largest stock in the index had a market capitalization of $4.593 billion.

The Small Cap Fund seeks to outperform the Russell 2000 Value Index after fees over a long-term investment horizon.  The Adviser seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales).  The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk.  The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis.  Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a sell discipline and may consider selling a security when: it becomes fully valued in the Adviser’s opinion or less attractive to the Adviser; one of the Fund’s holdings has performed well and reached or approached the Adviser’s price target; a company fails to pass the Adviser’s investment screens; or there is a deterioration in a company’s fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which typically include maintaining minimum and maximum sector weightings relative to the Russell 2000 Value Index and monitoring risk statistics relative to the Russell 2000 Value Index.

The percentages in the above graph are based on the portfolio holdings of the Fund as of June 30, 2014 and are subject to change.  For a detailed break-out of holdings by industry, please refer to the Schedules of Investments.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - 94.96%	SHARES	FAIR VALUE

Aerospace & Defense - 1.09%
Ducommun, Inc. (a)	357	$9,328

Apparel - 1.56%
Perry Ellis International, Inc. (a)	520	9,069
Superior Uniform Group, Inc.	262	4,247
		13,316
Auto Parts & Equipment - 1.10%
Spartan Motors, Inc.	2,060	9,352

Banks - 13.55%
Bar Harbor Bankshares	340	9,479
ConnectOne Bancorp, Inc. (a)	425	8,173
Financial Institutions, Inc.	270	6,323
First Financial Corp./IN	239	7,693
First Internet Bancorp	465	9,579
First NBC Bank Holding Co. (a)	352	11,796
Hanmi Financial Corp.	429	9,043
Independent Bank Corp./MI	350	4,505
Independent Bank Corp./Rockland MA	161	6,179
MainSource Financial Group, Inc.	592	10,212
Monarch Financial Holdings, Inc.	697	8,169
Northrim BanCorp, Inc.	203	5,191
Simmons First National Corp.	237	9,335
Washington Trust Bancorp, Inc.	269	9,891
		115,568
Biotechnology - 0.78%
Cambrex Corp. (a)	320	6,624

Building Materials - 1.08%
Gibraltar Industries, Inc. (a)	595	9,228

Commercial Services - 6.35%
CBIZ, Inc. (a)	516	4,659
CRA International, Inc. (a)	468	10,787
Cross Country Healthcare, Inc. (a)	1,335	8,704
Global Cash Access Holdings, Inc. (a)	1,050	9,345
Great Lakes Dredge & Dock Corp. (a)	1,170	9,348
TravelCenters of America LLC (a)	1,270	11,278
		54,121
Computers - 0.95%
Computer Task Group, Inc.	493	8,115

Diversified Financial Services - 2.43%
Federal Agricultural Mortgage Corp.	207	6,434
Gain Capital Holdings, Inc.	875	6,886
JMP Group, Inc.	975	7,381
		20,701
Electric - 0.81%
Pike Corp. (a)	769	6,890

Electronics - 1.40%
Electro Scientific Industries, Inc.	840	5,720
ZAGG, Inc. (a)	1,145	6,217
		11,937

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - 94.96% (Continued)	SHARES	FAIR VALUE

Engineering & Construction - 2.31%
Orion Marine Group, Inc. (a)	774	$8,382
Sterling Construction Co., Inc. (a)	1,205	11,303
		19,685
Environmental Control - 1.04%
Ceco Environmental Corp.	571	8,902

Food - 2.48%
Chiquita Brands International, Inc. (a)	607	6,586
SpartanNash Co.	693	14,560
		21,146
Gas - 1.01%
Chesapeake Utilities Corp.	121	8,631

Hand & Machine Tools - 1.19%
Hardinge, Inc.	800	10,120

Healthcare - Products - 0.68%
Synergetics USA, Inc. (a)	1,858	5,760

Healthcare - Services - 0.76%
Almost Family, Inc. (a)	294	6,492

Home Builders - 1.06%
WCI Communities, Inc. (a)	470	9,076

Home Furnishings - 2.53%
Hooker Furniture Corp.	589	9,507
Kimball International, Inc.	283	4,732
VOXX International Corp. (a)	777	7,312
		21,551
Household Products & Wares - 0.78%
Central Garden and Pet Co. (a)	721	6,633

Insurance - 1.10%
Meadowbrook Insurance Group, Inc.	1,310	9,419

Internet - 1.93%
Dice Holdings, Inc. (a)	1,120	8,523
Safeguard Scientifics, Inc. (a)	380	7,900
		16,423
Investment Companies - 1.12%
Gladstone Capital Corp.	468	4,708
MVC Capital, Inc.	371	4,804
		9,512
Leisure Time - 0.68%
Callaway Golf Co.	699	5,816

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - 94.96% (Continued)	SHARES	FAIR VALUE

Lodging - 1.00%
Century Casinos, Inc. (a)	1,475	$8,540

Machinery - Diversified - 0.73%
Global Power Equipment Group, Inc.	385	6,222

Metal Fabricate & Hardware - 1.46%
NN, Inc.	170	4,349
Northwest Pipe Co. (a)	200	8,066
		12,415
Mining - 1.56%
Great Panther Silver Ltd. (a)	2,595	3,270
Horsehead Holding Corp. (a)	548	10,006
		13,276
Miscellaneous Manufacturing - 1.02%
FreightCar America, Inc.	346	8,664

Oil & Gas - 1.10%
PetroQuest Energy, Inc. (a)	1,245	9,362

Oil & Gas Services - 3.21%
North American Energy Partners, Inc.	945	7,607
Tesco Corp.	501	10,691
Willbros Group, Inc. (a)	733	9,053
		27,351
Pharmaceuticals - 0.97%
BioScrip. Inc. (a)	996	8,307

Real Estate Investment Trusts - 3.85%
Gladstone Commercial Corp.	279	4,986
Independence Realty Trust, Inc.	1,420	13,433
Monmouth Real Estate Investment Corp.	681	6,837
Winthrop Realty Trust	496	7,614
		32,870
Retail - 5.34%
Citi Trends, Inc. (a)	286	6,138
Destination XL Group, Inc. (a)	960	5,290
Kirkland's, Inc. (a)	475	8,811
Ruby Tuesday, Inc. (a)	783	5,943
Stein Mart, Inc.	742	10,306
West Marine, Inc. (a)	880	9,029
		45,517
Savings & Loans - 9.16%
Banc of California, Inc.	900	9,810
Berkshire Hills Bancorp, Inc.	321	7,454
Dime Community Bancshares, Inc.	549	8,669
ESSA Bancorp, Inc.	590	6,567
Heritage Financial Group, Inc.	414	8,210
Meta Financial Group, Inc.	264	10,560
SI Financial Group, Inc.	759	8,736
Territorial Bancorp, Inc.	325	6,786
United Community Financial Corp./OH	2,745	11,337
		78,129

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - 94.96% (Continued)	SHARES	FAIR VALUE

Semiconductors - 5.97%
Alpha & Omega Semiconductor Ltd. (a)	888	$8,232
IXYS Corp.	820	10,102
Pericom Semiconductor Corp. (a)	1,065	9,628
Photronics, Inc. (a)	1,015	8,729
Richardson Electronics Ltd./United States	692	7,245
Rudolph Technologies, Inc. (a)	703	6,946
		50,882
Software - 1.29%
American Software, Inc./Georgia	680	6,718
Wayside Technology Group, Inc.	280	4,298
		11,016
Telecommunications - 4.69%
Black Box Corp.	395	9,259
EXFO, Inc. (a)	2,360	11,328
Oplink Communications, Inc.	560	9,503
Spok Holdings, Inc. (a)	313	4,820
Westell Technologies, Inc. (a)	2,085	5,108
		40,018
Transportation - 3.84%
Aegean Marine Petroleum Network, Inc.	995	10,040
Celadon Group, Inc.	472	10,063
Covenant Transportation Group, Inc. (a)	630	8,114
Marten Transport Ltd.	201	4,492
		32,709
Total Common Stocks (Cost $778,271)		809,624

MONEY MARKET FUND - 10.05%
First American Prime Obligations Fund Class Z, 0.02% (b) (Cost $85,651)	85,651	85,651

Total Investments at Fair Value - 105.01% (Cost $863,922)		895,275

Liabilities in Excess of Other Assets, Net - (5.01)%		(42,677)

Net Assets - 100.00%		$852,598

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at June 30, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - 97.42%	SHARES	FAIR VALUE

Apparel - 1.58%
Perry Ellis International, Inc. (a)	885	$15,434

Banks - 11.90%
Banner Corp.	353	13,989
Financial Institutions, Inc.	520	12,178
First Financial Corp./IN	383	12,329
First NBC Bank Holding Co. (a)	462	15,482
FNB Corp./PA	867	11,115
Hanmi Financial Corp.	528	11,130
Independent Bank Corp./Rockland MA	355	13,625
MainSource Financial Group, Inc.	810	13,972
Old National Bancorp/IN	853	12,181
		116,001
Building Materials - 4.01%
Comfort Systems USA, Inc.	800	12,640
Gibraltar Industries, Inc. (a)	978	15,169
Quanex Building Products Corp.	634	11,330
		39,139
Commercial Services - 4.40%
Global Cash Access Holdings, Inc. (a)	1,360	12,104
Great Lakes Dredge & Dock Corp. (a)	1,890	15,101
TravelCenters of America LLC (a)	1,765	15,673
		42,878
Computers - 1.31%
Computer Task Group, Inc.	775	12,757

Diversified Financial Services - 2.56%
FXCM, Inc.	845	12,641
Janus Capital Group, Inc.	985	12,293
		24,934
Electric - 2.66%
Pike Corp. (a)	1,287	11,532
Portland General Electric Co.	417	14,457
		25,989
Electrical Components & Equipment - 1.44%
General Cable Corp.	546	14,010

Electronics - 3.57%
AVX Corp.	995	13,214
Electro Scientific Industries, Inc.	1,260	8,581
TTM Technologies, Inc. (a)	1,591	13,046
		34,841
Environmental Control - 1.39%
Ceco Environmental Corp.	868	13,532

Food - 1.28%
SpartanNash Co.	595	12,501

Forest Products & Paper - 2.68%
Deltic Timber Corp.	195	11,782
PH Glatfelter Co.	540	14,326
		26,108

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - 97.42% (Continued)	SHARES	FAIR VALUE

Gas - 1.28%
Chesapeake Utilities Corp.	175	$12,483

Home Furnishings - 2.96%
Ethan Allen Interiors, Inc.	585	14,473
La-Z-Boy, Inc.	620	14,365
		28,838
Household Products & Wares - 1.06%
Central Garden and Pet Co. (a)	1,124	10,341

Insurance - 1.51%
Meadowbrook Insurance Group, Inc.	2,050	14,739

Leisure Time - 1.27%
Callaway Golf Co.	1,486	12,364

Metal Fabricate & Hardware - 2.22%
NN, Inc.	380	9,720
Northwest Pipe Co. (a)	295	11,897
		21,617
Mining - 3.92%
AuRico Gold, Inc.	2,315	9,862
Coeur Mining, Inc. (a)	990	9,088
Horsehead Holding Corp. (a)	1,057	19,301
		38,251
Miscellaneous Manufacturing - 2.78%
FreightCar America, Inc.	556	13,922
LSB Industries, Inc. (a)	317	13,209
		27,131
Oil & Gas - 2.84%
Goodrich Petroleum Corp. (a)	300	8,280
Parker Drilling Co. (a)	1,050	6,846
PetroQuest Energy, Inc. (a)	1,670	12,558
		27,684
Oil & Gas Services - 3.71%
Helix Energy Solutions Group, Inc. (a)	450	11,840
Key Energy Services, Inc. (a)	1,390	12,705
North American Energy Partners, Inc.	1,440	11,592
		36,137
Pharmaceuticals - 2.63%
BioScrip. Inc. (a)	1,449	12,085
Impax Laboratories, Inc. (a)	451	13,525
		25,610
Real Estate - 1.37%
Forestar Group, Inc. (a)	700	13,363

Real Estate Investment Trusts - 6.56%
Brandywine Realty Trust	717	11,185
EPR Properties	210	11,733
Hersha Hospitality Trust	2,217	14,876
LaSalle Hotel Properties	430	15,175
Lexington Realty Trust	1,000	11,010
		63,979

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - 97.42% (Continued)	SHARES	FAIR VALUE

Retail - 3.99%
Kirkland's, Inc. (a)	750	$13,913
Ruby Tuesday, Inc. (a)	1,280	9,715
Stein Mart, Inc.	1,100	15,279
		38,907
Savings & Loans - 2.44%
Banc of California, Inc.	1,065	11,609
Berkshire Hills Bancorp, Inc.	523	12,144
		23,753
Semiconductors - 7.39%
Advanced Micro Devices, Inc. (a)	3,581	15,004
Entegris, Inc. (a)	1,299	17,855
Photronics, Inc. (a)	1,829	15,729
QLogic Corp. (a)	1,190	12,007
Rudolph Technologies, Inc. (a)	1,161	11,471
		72,066
Software - 2.10%
Allscripts Healthcare Solutions,. Inc. (a)	764	12,262
MedAssets, Inc. (a)	359	8,200
		20,462
Telecommunications - 4.19%
Black Box Corp.	675	15,822
EXFO, Inc. (a)	2,566	12,317
Plantronics, Inc.	265	12,733
		40,872
Transportation - 4.42%
Aegean Marine Petroleum Network, Inc.	1,445	14,580
Celadon Group, Inc.	734	15,649
Marten Transport Ltd.	575	12,851
		43,080
Total Common Stocks (Cost $896,526)		949,801

MONEY MARKET FUND - 7.36%
First American Prime Obligations Fund Class Z, 0.02% (b) (Cost $71,800)	71,800	71,800

Total Investments at Fair Value - 104.78% (Cost $968,326)		1,021,601

Liabilities in Excess of Other Assets, Net - (4.78)%		(46,609)

Net Assets - 100.00%		$974,992

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at June 30, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at value (identified cost $863,922)	$895,275
Due from advisor	15,081
Receivables:
Interest	1
Dividends	827
Fund shares sold	1,877
Investment securities sold	4,601
Prepaid expenses	796
Total assets	918,458

Liabilities:
Payables:
Investment securities purchased	48,054
Due to administrator	5,490
Accrued expenses	12,316
Total liabilities	65,860
Net Assets	$852,598

Sources of Net Assets:
Paid-in capital	$803,376
Accumulated net realized gain on investments	18,579
Accumulated net investment loss	(710)
Net unrealized appreciation on investments	31,353
Total Net Assets (Unlimited shares of beneficial interest authorized)	$852,598

Institutional Class Shares:
Net assets applicable to 81,653 shares outstanding	$852,598
Net Asset Value and Offering Price Per Share	$10.44

Minimum Redemption Price Per Share (a)	$10.23

(a)	A redemption fee of 2.00% will be assessed on shares of the Fund that are held for 90 days or less.

The accompanying notes are an integral part of these financial statements.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at value (identified cost $968,326)	$1,021,601
Due from advisor	14,685
Receivables:
Dividends	1,441
Fund shares sold	620
Investment securities sold	6,636
Prepaid expenses	797
Total assets	1,045,780

Liabilities:
Payables:
Investment securities purchased	52,894
Due to administrator	5,505
Accrued expenses	12,389
Total liabilities	70,788
Net Assets	$974,992

Sources of Net Assets:
Paid-in capital	$906,694
Accumulated net realized gain on investments	15,066
Accumulated net investment loss	(43)
Net unrealized appreciation on investments	53,275
Total Net Assets (Unlimited shares of beneficial interest authorized)	$974,992

Institutional Class Shares:
Net assets applicable to 91,951 shares outstanding	$974,992
Net Asset Value and Offering Price Per Share	$10.60

Minimum Redemption Price Per Share (a)	$10.39

(a)	A redemption fee of 2.00% will be assessed on shares of the Fund that are held for 90 days or less.

The accompanying notes are an integral part of these financial statements.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
STATEMENT OF OPERATIONS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

For the
Period Ended
June 30, 2014 (a)
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $12)	$3,925
Interest	4
Total investment income	3,929

Expenses:
Management fees (Note 6)	2,651
Accounting and transfer agent fees and expenses	15,291
Audit fees	6,987
Miscellaneous	5,075
Custodian fees	4,137
Legal fees	4,652
Pricing fees	3,931
Trustee fees and expenses	1,862
Registration and filing fees	51
Reports to shareholders	225
Total expenses	44,862
Less: fees waived and expenses absorbed	(40,223)
Net expenses	4,639

Net investment loss	(710)

Realized and unrealized gain (loss):
Net realized gain on:
Investments	18,579
Net realized gain on investments	18,579

Net change in unrealized appreciation (depreciation) on:
Investments	31,353
Net change in unrealized depreciation	31,353

Net gain on investments	49,932

Net increase in net assets resulting from operations	$49,222

(a)	The Foundry Micro Cap Value Fund commenced operations on January 30, 2014.

The accompanying notes are an integral part of these financial statements.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

For the
Period Ended
June 30, 2014 (a)
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $11)	$4,860
Interest	3
Total investment income	4,863

Expenses:
Management fees (Note 6)	2,617
Accounting and transfer agent fees and expenses	15,384
Audit fees	6,987
Miscellaneous	5,075
Custodian fees	4,137
Legal fees	4,652
Pricing fees	2,896
Trustee fees and expenses	1,862
Registration and filing fees	51
Reports to shareholders	225
Total expenses	43,886
Less: fees waived and expenses absorbed	(38,980)
Net expenses	4,906

Net investment loss	(43)

Realized and unrealized gain (loss):
Net realized gain on:
Investments	15,066
Net realized gain on investments	15,066

Net change in unrealized appreciation (depreciation) on:
Investments	53,275
Net change in unrealized appreciation	53,275

Net gain on investments	68,341

Net increase in net assets resulting from operations	$68,298

(a)	The Foundry Small Cap Value Fund commenced operations on January 30, 2014.

The accompanying notes are an integral part of these financial statements.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

For the
Period Ended
June 30, 2014 (a)
(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(710)
Net realized gain on investments	18,579
Net unrealized appreciation on investments	31,353
Net increase in net assets resulting from operations	49,222

Capital share transactions (Note 4):
Increase in net assets from capital share transactions	803,376

Increase in net assets	852,598

Net Assets:
Beginning of period	-

End of period	$852,598
Accumulated net investment loss	$(710)

(a)	The Foundry Micro Cap Value Fund commenced operations on January 30, 2014.

The accompanying notes are an integral part of these financial statements.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

For the
Period Ended
June 30, 2014 (a)
(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(43)
Net realized gain on investments	15,066
Net unrealized appreciation on investments	53,275
Net increase in net assets resulting from operations	68,298

Capital share transactions (Note 4):
Increase in net assets from capital share transactions	906,694

Increase in net assets	974,992

Net Assets:
Beginning of period	-

End of period	$974,992
Accumulated net investment loss	$(43)

(a)	The Foundry Small Cap Value Fund commenced operations on January 30, 2014.

The accompanying notes are an integral part of these financial statements.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
FINANCIAL HIGHLIGHTS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	FOUNDRY MICRO CAP VALUE FUND
	For the
	Period Ended
	June 30, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss	(0.01)
Net realized and unrealized gain on investments	0.45
Total from investment operations	0.44

Net Asset Value, End of Year/Period	$10.44

Total Return (b)	4.40%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$853

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	16.92%	(d)
After fees waived and expenses absorbed	1.75%	(d)

Ratio of net investment loss:
Before fees waived and expenses absorbed	(15.44)%	(d)
After fees waived and expenses absorbed	(0.27)%	(d)

Portfolio turnover rate	27%	(c)

(a)	The Foundry Micro Cap Value Fund commenced operations on January 30, 2014.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	FOUNDRY SMALL CAP VALUE FUND
	For the
	Period Ended
	June 30, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss	-	(b)
Net realized and unrealized gain on investments	0.60
Total from investment operations	0.60

Net Asset Value, End of Year/Period	$10.60

Total Return (c)	6.00%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$975

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.42%	(e)
After fees waived and expenses absorbed	1.50%	(e)

Ratio of net investment loss:
Before fees waived and expenses absorbed	(11.93)%	(e)
After fees waived and expenses absorbed	(0.01)%	(e)

Portfolio turnover rate	30%	(d)

(a)	The Foundry Small Cap Value Fund commenced operations on January 30, 2014.
(b)	Net investment loss resulted in less than $0.01 per share.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Foundry Partners, LLC Funds (the “Funds”) are a series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The following series of funds advised by Foundry Partners LLC: (i) Foundry Micro Cap Value Fund, and (ii) Foundry Small Cap Value Fund, (each a “Fund” and collectively, the “Funds”) are each an open end management investment company and separate series of the Trust. The investment objective of the Foundry Micro Cap Value Fund is capital appreciation.   The investment objective of the Foundry Small Cap Value Fund is capital appreciation. The Funds are diversified Funds. The Funds’ investment adviser is Foundry Partners, LLC (the “Adviser”). The Funds each have one class of shares, Institutional Class Shares. The Institutional Class Shares commenced operations on January 30, 2014.

a)	Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)         Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

c)         Federal Income Taxes – The Funds intend to qualify as a regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provisions for federal income taxes is required.

As of and during the period since inception from January 30, 2014 through June 30, 2014, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the period since inception from January 30, 2014 through June 30, 2014, the Funds did not incur any interest or penalties. The Funds identifies its major tax jurisdictions as U.S. Federal and Delaware state.

d)         Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications made during the period since inception from January 30, 2014 through June 30, 2014.

e)         Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)         Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g)         Investments in Small-Cap Companies and Micro Cap Companies – A Fund may invest a significant portion of its assets in securities of companies with small market capitalizations or micro market capitalizations.  Certain small-cap companies and micro-cap companies may offer greater potential for capital appreciation than larger companies.  However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies and micro-cap companies tend to be very volatile and speculative.  Small-cap companies and micro-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market.  For example, they may be developing or marketing new products or services for markets that are not yet established or may never become established.  In addition, small-cap companies and micro-cap companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions.  In addition, small-cap companies and micro-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms.  Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies.  Due to these and other factors, a Fund’s investments in small-cap companies and micro-cap companies may suffer significant losses.  Further, there is typically a smaller market for the securities of a small-cap company or micro-cap company than for securities of a large company.  Therefore, investments in small-cap companies and micro-cap companies may be less liquid and subject to significant price declines that result in losses for a Fund.

h)         Redemption fees - Shareholders that redeem shares within 90 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds. No redemption fees were paid to the Funds during the period since inception of January 30, 2014 through June 30, 2014.

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three Levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of June 30, 2014:

Categories (a)	Level 1	Level 2	Level 3	Total
Micro Cap Value Fund:
Common Stocks (b)	$809,624	-	-	$809,624
Money Market Funds	85,651	-	-	85,651
Total Investments in Securities	895,275	-	-	895,275
Small Cap Value Fund:
Common Stocks (b)	949,801	-	-	949,801
Money Market Funds	71,800	-	-	71,800
Total Investments in Securities	1,021,601	-	-	1,021,601

(a)
As of and during the period since inception from January 30, 2014 through June 30, 2014, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedules of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy Levels at the reporting period end.  There were no transfers between Levels as of June 30, 2014, from the valuation input Levels used on January 30, 2014 (inception date).

During the period since inception from January 30, 2014 through June 30, 2014, no securities were fair valued.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (Unaudited)

4.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Funds for the period since inception from January 30, 2014 through June 30, 2014 were as follows:

MicroCap Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Institutional Class Shares
Shares	84,935	(3,282)	-	81,653
Value	$835,837	$(32,461)	-	$803,376

Small Cap Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Institutional Class Shares
Shares	95,225	(3,274)	-	91,951
Value	$939,308	$(32,614)	-	$906,694

5.	INVESTMENT TRANSACTIONS

For the period since inception from January 30, 2014 through June 30, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Micro Cap Value Fund	$912,796	$153,105
Small Cap Value Fund	1,072,115	210,865

There were no government securities purchased or sold during the period.

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser.  Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, Adviser will receive a monthly management fee equal to an annual rate of each Funds net assets for Class I shares as follows:

Fund	Management Fee Rate	Accrued
Micro Cap Value Fund:	1.00%	$2,651
Small Cap Value Fund	0.80%	2,617

The Adviser and the Funds have entered into an Expense Limitation Agreement (“Expense Agreements”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, shareholder servicing fees, extraordinary expenses, dividend and interest expenses in connection with securities sold short and payments, if any, under the Rule 12b-1 Plan) to not more than the following average daily net assets of each of the Funds through December 31, 2014:

Fund	Expense Limitation	Management Fees Waived	Expenses Reimbursed
Micro Cap Value Fund:	1.75%	$2,651	$37,572
Small Cap Value Fund	1.50%	2,617	36,363

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (Unaudited)

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

If, at any time, the annualized expenses of Funds were less than the annualized expense ratios, the Trust, on behalf of Funds, would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of Funds to exceed the annualized expense ratios.

At June 30, 2014, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Funds that may be recouped no later than the dates stated below:

Fund	December 31, 2017	Totals
Micro Cap Value Fund:	$40,223	$40,223
Small Cap Value Fund	38,980	38,980

The Funds have entered into an Investment Company Services Agreement (“Services Agreement”) with Matrix 360 Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

For the period from inception of January 30 2014 through June 30, 2014, the Funds accrued servicing fees as follows:

Fund	Service Fees
Micro Cap Value Fund:	$15,291
Small Cap Value Fund	15,384

Certain officers of the Funds are also employees of M3Sixty.

The Funds have entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds.

The Distributor is not affiliated with the Adviser.  The Distributor is an affiliate of M3Sixty.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (Unaudited)

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at June 30, 2014 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Micro Cap Value Fund:	$865,532	$53,545	$(23,802)	$29,743
Small Cap Value Fund	969,719	72,884	(21,002)	51,882

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds is attributable primarily to the tax deferral of losses on wash sales.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year and will be provided at the end of the current fiscal year ending December 31, 2014.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term.  As of June 30, 2014, the Funds had no capital loss carryforwards for federal income tax purposes.

There were no distributions paid by the Funds during the period since inception from January 30, 2014 through June 30, 2014.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2014, Reliance Trust Co. held 75% and 84% of the Micro Cap Value Fund’s Institutional Class Shares and Small Cap Value Fund’s Institutional Class Shares outstanding, respectively.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	SUBSEQUENT EVENTS

In accordance with GAAP, management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

11.	RECENT ACCOUNTING PRONOUNCEMENTS

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”). The ASU is effective for interim and annual reporting periods that begin after December 15, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION
June 30, 2014 (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  The Funds did not pay any distributions during the period since inception from January 30, 2014 through June 30, 2014.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2015 to determine the calendar year amounts to be included on their 2014 tax returns. Shareholders should consult their own tax advisors.

TRUSTEES AND OFFICERS INFORMATION (Unaudited)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust. Each Trustee who is not an “interested person” receives a fee of $1,000 each year plus $125 per Board or committee meeting attended in person and $100 per meeting attended by telephone.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee1	Aggregate Compensation From Each Foundry Fund2	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Foundry Funds Paid to Trustees2
Independent Trustees
Art Falk	$750	None	None	$1,500
Thomas Krausz	$750	None	None	$1,500
Tom M. Wirtshafter	$750	None	None	$1,500
Interested Trustees
Randall K. Linscott	None	None	None	None

1	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers thirteen (13) series of shares.

2	Figures are for the period since inception from January 30, 2014 through June 30, 2014.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

   Expenses and Value of a $1,000 Investment for the period since inception from 01/30/14 through 06/30/14

Micro Cap Value Fund:	Beginning Account Value (01/30/2014)	Annualized Expense Ratio for the Period	Ending Account Value (06/30/2014)	Expenses Paid During Period
Actual Fund Return (in parentheses)
Institutional Class Shares (+4.40%)	$1,000.00	1.75%	$1,044.00	$7.40	(a)
Hypothetical 5% Fund Return
Institutional Class Shares	$1,000.00	1.75%	$1,016.10	$8.75	(b)

Small Cap Value Fund:
Actual Fund Return (in parentheses)
Institutional Class Shares (+6.00%)	$1,000.00	1.50%	$1,060.00	$6.39	(a)
Hypothetical 5% Fund Return
Institutional Class Shares	$1,000.00	1.50%	$1,017.40	$7.50	(b)

(a)
Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 151/365 to reflect for the period since inception from January 30, 2014 through June 30, 2014.

(b)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)(continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated January 29, 2014 for the Funds were as follows:

Foundry Micro Cap Value Fund Institutional Class Shares	1.62%
Foundry Small Cap Value Fund Institutional Class Shares	1.42%

Foundry Partners, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments) to not more than 1.75% and 1.50%, of the Foundry Micro Cap Value Fund and the Foundry Small Cap Value Fund, respectively, through at least December 31, 2014. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the expense limitation.  The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.  Total Gross Operating Expenses (Annualized) during the period from January 30, 2014, the day of initial expense accruals, through June 30, 2014 were 16.92% and 13.42% for the Foundry Micro Cap Value Fund Institutional Class shares and the Foundry Small Cap Value Institutional Class shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during the period since inception from January 30, 2014 through June 30, 2014.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT

BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT BY AND BETWEEN THE TRUST AND FOUNDRY PARTNERS, LLC

On December 12, 2013, the Board of Trustees (the “Board” or the “Trustees”) of the 360 Funds (the “Trust”), comprised entirely of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Trust and Foundry Partners, LLC (the “Adviser”) with respect to the Foundry Small Cap Value Fund and Foundry Micro Cap Value Fund (each, a “Fund” and collectively, the “Funds”), each a series fund within the Trust.

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the approval process. In addition, they received a memorandum from independent counsel discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering approval. The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about approval. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

In assessing various factors in regard to approval, the Board took into consideration information prepared for the approval meeting, such as: (i) reports regarding the services and support to be provided to the Funds and their shareholders by the Adviser; (ii) presentations by the Funds’ portfolio manager addressing the Adviser’s investment philosophy, investment strategy and operations; (iii) compliance reports and background concerning the Funds and the Adviser; (iv) proposed disclosure information to be contained in the registration statement of the Trust and the Form ADV of the Adviser; (v) information on relevant developments in the mutual fund industry and how the Funds and the Adviser proposed to respond to them; (vi) financial information about the Adviser; (vii) a description of the personnel at the Adviser involved with the Funds, their background, professional skills and accomplishments; (viii) information on investment advice, performance, summaries of proposed fund expenses, compliance program, current legal matters, and other general information about the Adviser; (ix) comparative expense and performance information for other mutual funds that are similar to the Funds; (x) where available, information about performance and fees relative to other accounts managed by the Adviser that might be considered comparable to the Funds in terms of investment style; and (xi) any soft-dollar or other “fall-out” or similar benefits to be realized by the Adviser from its relationship with the Funds.

The Board did not identify any particular factor or information that was most relevant to its consideration to approve the Investment Advisory Agreement and each Trustee may have afforded different weight to the various factors considered.

The Nature, Extent, and Quality of the Services Provided by the Adviser.

The Trustees considered various aspects of the nature, extent and quality of the services to be provided by the Adviser to the Funds. They considered the following, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities), to be provided; the background, experience and professional ability and skill of the portfolio management personnel assigned to the Funds, noting the commitment to hire and retain qualified personnel to work on behalf of the Funds and their shareholders; the processes used for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that the Adviser had not reported any material compliance matter over the last year; the manner in which the Adviser seeks to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the Funds, noting the Adviser’s policies and procedures on trading and brokerage, as well as expected average brokerage commissions paid; the investment strategies and sources of information upon which the Adviser expects to rely in making investment decisions for the Funds; where applicable, the fees charged to and the performance of other accounts managed by the Adviser similar to the Funds; the oversight of the Funds’ portfolio by the Adviser; the Adviser’s succession plans and business continuity plans; and the coordination of services for the Funds among the service providers, Trust management and the Trustees.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser (including its Form ADV), the Board concluded, in light of all the facts and circumstances, that the expected nature, extent and quality of the services to be provided by the Adviser were satisfactory and adequate for the Funds.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT

The Costs of the Services to be provided and Profits Expected to be realized by the Adviser from its Relationships with the Funds.

In considering these factors, the Trustees took into consideration the overall expenses of the Funds, including the nature and frequency of advisory fee payments, the expected asset levels of the Funds and the gross and net expenses of the Funds as compared to gross and net expenses of a group of funds that may be considered similar, noting that the expenses of each of the Funds was within the range of expenses incurred by the other funds in its group. The Trustees also took into consideration the information provided about the financial condition and profitability of the Adviser and the level of commitment to the Funds by the principals of the Adviser to their roles for the Funds.

The Trustees also considered the fees charged by the Adviser to comparable accounts – such as institutional accounts -- they manage in a similar style and noted that, typically, the fees charged to the Funds were similar to fees charged to other accounts managed by the Adviser. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to funds that does not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances, that the costs of the services provided to the Funds and the profits expected to be realized by the Adviser from its relationship with the Funds were satisfactory.

Other Benefits Derived by the Adviser from its Relationships with the Funds and Conflicts of Interest.

The Trustees also considered other benefits that the Adviser could derive from their relationship with the Funds (sometimes referred to as “fall-out” benefits) and conflicts of interest. In particular, the Trustees considered that the Adviser may use “soft dollars,” or Fund commissions, to obtain research, and noted in addition to the amount of soft dollars reported that (i) Adviser reports it would select broker-dealers on the basis of best execution, even though some of the broker-dealers it selects also provide research, (ii) the Adviser reports it would only use “soft dollars” within the Section 28(e) safe harbor, which requires the Adviser to determine that the commissions paid were reasonable in relation to the value of the research received, and (iii) the Adviser would use the research received to implement its investment strategy generally, which benefits the Fund as well as the Adviser’s other accounts.

After reviewing and considering the foregoing information and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser from its relationships with the Funds were satisfactory.

Economies of Scale.

The Trustees also considered the extent to which economies of scale would be realized if the Funds grow and whether the advisory fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. In this regard, the Trustees considered the breakpoints in effect on the advisory fee schedule for the Funds at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Funds’ shareholders if the Funds grow.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, approved the Investment Advisory Agreement for the initial term, and determined that the compensation payable under each of the agreements was fair, reasonable and within a range of what could have been negotiated at arm’s-length in light of all the surrounding circumstances, including the services to be rendered and such other matters as the Board considered to be relevant.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Foundry Partners, LLC
510 First Avenue North,
Suite 409
Minneapolis, MN 55403

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
242 East 72nd Street
New York, NY 10021

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave., Suite 800
 Cleveland, OH 44115

LEGAL COUNSEL
Graydon Head & Ritchey LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH 45202

CUSTODIAN BANK
U.S. Bank, N.A
425 Walnut Street
Cincinnati, OH 45202

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
President,
Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
President
Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer
Date: September 5, 2014